Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity Total Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Total Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Total Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Total Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Total Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Total Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Total Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Total Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Total Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Total Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Total Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Total Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Total Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Total Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Total Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total Bond ETF | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Total Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Fidelity Total Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Total Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Total Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Total Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Total Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Total Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Total Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity Total Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Total Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Total Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Total Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Total Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Total Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Total Bond ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Tactical Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Tactical Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Tactical Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Tactical Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Fidelity Tactical Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Tactical Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Tactical Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Tactical Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Tactical Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Tactical Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Tactical Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Tactical Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Tactical Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Fidelity Tactical Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Tactical Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Tactical Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Tactical Bond ETF | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Tactical Bond ETF | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond ETF | Guatemala
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Fidelity Tactical Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Tactical Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Tactical Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Tactical Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Tactical Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Tactical Bond ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Tactical Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Tactical Bond ETF | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond ETF | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Tactical Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Low Duration Bond Factor ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Low Duration Bond Factor ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low Duration Bond Factor ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Low Duration Bond Factor ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Low Duration Bond Factor ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Low Duration Bond Factor ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low Duration Bond Factor ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Low Duration Bond Factor ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Low Duration Bond Factor ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low Duration Bond Factor ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low Duration Bond Factor ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Low Duration Bond Factor ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Low Duration Bond Factor ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Low Duration Bond Factor ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Low Duration Bond Factor ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Low Duration Bond Factor ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low Duration Bond Factor ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Fidelity Low Duration Bond Factor ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Low Duration Bond Factor ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Low Duration Bond Factor ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Low Duration Bond Factor ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Low Duration Bond Factor ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Low Duration Bond Factor ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Low Duration Bond Factor ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Low Duration Bond Factor ETF | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Low Duration Bond Factor ETF | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond Factor ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Low Duration Bond Factor ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Fidelity Low Duration Bond Factor ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Limited Term Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Limited Term Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Limited Term Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Limited Term Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Limited Term Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Limited Term Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Limited Term Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Limited Term Bond ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Limited Term Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Bond ETF | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Limited Term Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	72.10%
Fidelity Limited Term Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Limited Term Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Limited Term Bond ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Limited Term Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Limited Term Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Limited Term Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Limited Term Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Limited Term Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Limited Term Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Limited Term Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	71.50%
Fidelity Limited Term Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Limited Term Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Limited Term Bond ETF | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Limited Term Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Limited Term Bond ETF | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Limited Term Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Securitized ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Investment Grade Securitized ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Investment Grade Securitized ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Investment Grade Securitized ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Investment Grade Securitized ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Investment Grade Securitized ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investment Grade Securitized ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Investment Grade Securitized ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Investment Grade Securitized ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Investment Grade Securitized ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Investment Grade Securitized ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	86.60%
Fidelity Investment Grade Securitized ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Investment Grade Securitized ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Securitized ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Securitized ETF | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Securitized ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Investment Grade Securitized ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Investment Grade Securitized ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Securitized ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Investment Grade Securitized ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	82.90%
Fidelity Investment Grade Securitized ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Investment Grade Securitized ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Investment Grade Securitized ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Investment Grade Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Investment Grade Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Investment Grade Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Investment Grade Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investment Grade Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Investment Grade Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	62.80%
Fidelity Investment Grade Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Investment Grade Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Investment Grade Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Investment Grade Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Investment Grade Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Investment Grade Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Investment Grade Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Fidelity Investment Grade Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investment Grade Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Investment Grade Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.80%
Fidelity Investment Grade Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity Investment Grade Bond ETF | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Investment Grade Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Investment Grade Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Investment Grade Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Corporate Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Corporate Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Corporate Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Corporate Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Corporate Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Corporate Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Corporate Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Corporate Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Corporate Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Corporate Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Corporate Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Corporate Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Corporate Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	58.10%
Fidelity Corporate Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Corporate Bond ETF | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Corporate Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Corporate Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Fidelity Corporate Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Corporate Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Corporate Bond ETF | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Corporate Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Corporate Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Corporate Bond ETF | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Corporate Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Corporate Bond ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond ETF | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Corporate Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Fidelity Corporate Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Corporate Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Corporate Bond ETF | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Corporate Bond ETF | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low Duration Bond ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Low Duration Bond ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low Duration Bond ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low Duration Bond ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low Duration Bond ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low Duration Bond ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low Duration Bond ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low Duration Bond ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low Duration Bond ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low Duration Bond ETF | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Low Duration Bond ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Low Duration Bond ETF | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Low Duration Bond ETF | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Low Duration Bond ETF | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Low Duration Bond ETF | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Low Duration Bond ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Low Duration Bond ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Low Duration Bond ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	74.50%
Fidelity Low Duration Bond ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Low Duration Bond ETF | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Low Duration Bond ETF | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low Duration Bond ETF | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Low Duration Bond ETF | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low Duration Bond ETF | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Low Duration Bond ETF | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low Duration Bond ETF | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Low Duration Bond ETF | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low Duration Bond ETF | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Low Duration Bond ETF | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Low Duration Bond ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Low Duration Bond ETF | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Low Duration Bond ETF | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Low Duration Bond ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity AAA CLO ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity AAA CLO ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity AAA CLO ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity AAA CLO ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity AAA CLO ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity AAA CLO ETF | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity AAA CLO ETF | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity AAA CLO ETF | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity AAA CLO ETF | United States
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity AAA CLO ETF | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Fidelity AAA CLO ETF | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity AAA CLO ETF | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity AAA CLO ETF | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity AAA CLO ETF | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity AAA CLO ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%